Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Information About Right of Use Assets
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2022	$147,831	$18,497	$166,328
Additions	132,122	10,069	142,191
Depreciation expense	(69,167)	(4,972)	(74,139)
Balance at December 31, 2022	$210,786	$23,594	$234,380
Additions	120,747	1,960	122,707
Depreciation expense	(70,622)	(5,319)	(75,941)
Balance at December 31, 2023	$260,911	$20,235	$281,146
Additions	98,603	18,300	116,903
Derecognition	(20,271)	—	(20,271)
Depreciation expense	(62,327)	(6,148)	(68,475)
Balance at December 31, 2024	$276,916	$32,387	$309,303

Schedule of Lease liabilities
Lease liabilities

	2024	2023
Current portion of lease liability
Aircraft	$54,134	$62,234
Real estate	4,969	6,070
	$59,103	$68,304
Long-term lease liability
Aircraft	$239,193	$196,873
Real estate	31,401	18,480
	$270,594	$215,353
	$329,697	$283,657

Schedule of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2024	2023	2022
Depreciation and amortization
Depreciation expense of right of use assets	$68,475	$75,941	$74,139

Other operating and administrative expenses
Short-term leases	$6,681	$12,310	$9,530
Leases of low-value assets	369	425	377
Variable lease payments not include in the measurement of lease liabilities	3,225	2,895	3,222
	$10,275	$15,630	$13,129
Finance cost
Interest expense on lease liability	$16,366	$12,173	$6,626
Unwinding of discount and changes in the discount rate	(2,501)	1,106	819
	$13,865	$13,279	$7,445
	$92,615	$104,850	$94,713